Acquisition of Hebei Ningjin Songgong (Details 3) (Heibei Ningjin Songgong Semiconductor Co., Ltd., CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Heibei Ningjin Songgong Semiconductor Co., Ltd.
Acquisition of Hebei Ningjin Songgong
Pro forma revenue	7,197,985	6,845,610
Pro forma net loss	(425,155)	(1,727,001)
Pro forma loss attributable to holders of common shares	(428,005)	(1,687,720)
Pro forma loss per share:
Basic (in dollars per share)	(2.13)	(8.66)
Diluted (in dollars per share)	(2.13)	(8.66)
Weighted average number of shares used in computation:
Basic (in shares)	201,317,884	194,788,429
Diluted (in shares)	201,317,884	194,788,429
Amount included in unaudited pro forma net loss for the reduction of depreciation expenses of property, plant and equipment	17,236	17,236